Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees
Green Century Funds:


In planning and performing our audits
of the financial statements of Green
Century Balanced Fund, Green
Century Equity Fund and Green
Century MSCI International Index
Fund (the Funds), three of the funds
comprising the Green Century Funds,
as of and for the year ended July 31,
2025, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States), we considered the Funds'
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such
opinion.

Management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with
generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use, or disposition of the
company's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the
company's annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the Public
Company Accounting Oversight
Board (United States). However, we
noted no deficiencies in the Funds'
internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be a material
weakness as defined above as of
July 31, 2025.


This report is intended solely for the
information and use of the
management and the Board of
Trustees of Green Century Balanced
Fund, Green Century Equity Fund
and Green Century MSCI
International Index Fund and the
Securities and Exchange
Commission and is not intended to
be and should not be used by
anyone other than these specified
parties.

/s/ KPMG LLP
Boston, Massachusetts
September 17, 2025